Document and Entity Information	Oct. 25, 2019
Document And Entity Information
Document Type	497
Document Period End Date	Oct. 31, 2018
Entity Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 25, 2019
Document Effective Date	Oct. 25, 2019
Prospectus Date	Mar. 01, 2019